Total
(MSIFT Ultra-Short Portfolios) | (Ultra-Short Income Portfolio)
Investment Objective
The Ultra-Short Income Portfolio (the "Fund") seeks current income with capital preservation while maintaining liquidity.
Fees and Expenses
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund does not charge any sales loads or other fees when you purchase or redeem shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - - (Ultra-Short Income Portfolio)		Class IR	Institutional Class	Class A
Advisory Fee		0.20%	0.20%	0.20%
Shareholder Service or 12b-1 Fee		none	0.05%	0.25%
Other Expenses		0.10%	0.09%	0.10%
Total Annual Fund Operating Expenses	[1]	0.30%	0.34%	0.55%
Fee Waiver and/or Expense Reimbursement	[1]	0.05%	0.04%	none
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	0.25%	0.30%	0.55%
[1]	The Fund's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.25% for Class IR, 0.30% for Institutional Class and 0.55% for Class A. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Board of Trustees of Morgan Stanley Institutional Fund Trust (the "Trust") acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

Example
The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year and that the Fund's operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If You SOLD Your Shares
Expense Example - (Ultra-Short Income Portfolio) - - USD ($)	1 Year	3 Years	5 Years	10 Years
Class IR	26	91	164	376
Institutional Class	31	105	187	427
Class A	56	176	307	689

If You HELD Your Shares
Expense Example, No Redemption - (Ultra-Short Income Portfolio) - - USD ($)	1 Year	3 Years	5 Years	10 Years
Class IR	26	91	164	376
Institutional Class	31	105	187	427
Class A	56	176	307	689

Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 0% of the average value of its portfolio.

Principal Investment Strategies
The Fund invests primarily in liquid, high quality U.S. dollar-denominated money market instruments of U.S. and foreign financial issuers and non-financial issuers. The Fund also invests in obligations issued or guaranteed by the U.S. Government and its agencies and instrumentalities. The Fund's money market investments may include commercial paper, corporate debt obligations, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign banks, or of U.S. branches or subsidiaries of foreign banks, or foreign branches of U.S. banks (such as Yankee obligations), certificates of deposit of savings banks and savings and loan organizations, asset-backed securities, repurchase agreements and municipal obligations.
Pursuant to a fundamental policy adopted by the Fund, the Fund invests, under normal circumstances, at least 25% of its total assets in securities issued by companies in the financial services industry, including banks, broker-dealers and insurance companies.
Securities purchased by the Fund (or the issuers of such securities) will carry a rating in the highest two rating categories, A-2, P-2 or F2 or better by S&P Global Ratings Group, a division of S&P Global Inc. ("S&P"), Moody's Investors Service, Inc. ("Moody's"), or Fitch Ratings, Inc. ("Fitch"), respectively, or the equivalent by another nationally recognized statistical rating organization ("NRSRO"), or if unrated, considered by the Adviser to be of equivalent quality. The Fund may invest up to 5% of its assets, determined at the time of investment, in securities (or the issuers of such securities) rated A-2, P-2 or F2 by S&P, Moody's or Fitch, respectively, and no more than 1% of its assets will be invested in an individual security or issuer with such rating. In the case of a security that is rated differently by these three rating agencies, where two rating agencies rate the security in the highest rating category and the third rating agency rates the security in the second highest rating category, the security will be treated as rated in the highest rating category. In the case of a security that is differently rated by only two of these rating agencies, the security will be treated as rated in the lower rating category.
Under normal circumstances, the Fund intends to maintain a maximum weighted average maturity of 90 days and a maximum weighted average life of 180 days.
The Fund is not a money market fund and does not seek to maintain a stable net asset value per share ("NAV").
The Adviser follows a multi-pronged investment process with respect to credit risk, interest rate risk and liquidity. Securities are reviewed on an ongoing basis to maintain or improve creditworthiness taking into consideration factors such as cash flow, asset quality, debt service coverage ratios and economic developments. Additionally, exposure to guarantors and liquidity providers is monitored separately as are the various diversification requirements. The Adviser manages the Fund's assets in an attempt to reduce credit and interest rate risks.

Principal Risks
There is no assurance that the Fund will achieve its investment objective, and you can lose money investing in this Fund. The principal risks of investing in the Fund include:
  Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer's inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). The Fund may face a heightened level of interest rate risk in times of monetary policy change and uncertainty, such as when the Federal Reserve Board ends a quantitative easing program and/or raises rates. A rising interest rate environment increases certain risks, including the potential for periods of volatility, increased redemptions and extended durations (i.e., extension risk).
  Financial Services. The Fund is more susceptible to any economic, business, political, regulatory or other developments that adversely affect issuers in the financial services industry than a fund that does not concentrate its investments in the financial services industry. The profitability of many types of financial services companies may be adversely affected in certain market cycles, including periods of rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic conditions, which may cause credit losses due to financial difficulties of borrowers. Financial services companies are also subject to extensive government regulation, including policy and legislative changes in the United States and other countries that are changing many aspects of financial regulation.
  Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. The Fund may face a heightened level of interest rate risk in times of monetary policy change and uncertainty, such as when the Federal Reserve Board ends a quantitative easing program and/or raises rates.
  U.S. Government Securities. The U.S. government securities in which the Fund invests can be subject to two types of risk: credit risk and interest rate risk. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. While the credit risk associated with U.S. government securities generally is considered to be minimal, the interest rate risk can be substantial. With respect to U.S. government securities that are not backed by the full faith and credit of the United States, there is the risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.
  Asset-Backed Securities. Asset-backed securities involve the risk that various federal and state consumer laws and other legal and economic factors may result in the collateral backing the securities being insufficient to support payment on the securities. Some asset-backed securities also entail prepayment risk and extension risk, which may vary depending on the type of asset.
  Repurchase Agreements. Repurchase agreements are subject to risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Fund's right to control the collateral and result in certain costs and delays. Repurchase agreements may involve a greater degree of credit risk than investments in U.S. government securities.
  Foreign Money Market Securities. Investing in money market securities of foreign issuers involves some additional risks, including the possibility of adverse political, economic or other developments affecting the issuers of these securities.
  Municipal Obligations. To the extent the Fund invests in municipal obligations issued by state and local governments and their agencies, the Fund may be susceptible to political, economic, regulatory or other factors affecting issuers of these municipal obligations. To the extent that the Fund invests in municipal obligations of issuers in the same economic sector, it could be more sensitive to economic, business or political developments that affect such sector.
  Liquidity. The Fund may make investments that are illiquid or restricted or that may become less liquid in response to overall economic conditions or adverse investor perceptions, and which may entail greater risk than investments in other types of securities. These investments may be more difficult to value or sell, particularly in times of market turmoil, and there may be little trading in the secondary market available for particular securities. Liquidity risk may be magnified in a rising interest rate environment or in other circumstances where investor redemptions from fixed-income mutual funds may be higher than normal. If the Fund is forced to sell an illiquid or restricted security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss or for less than its fair value.
Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's Institutional Class shares' performance from year-to-year and by showing how the Fund's average annual returns for the past one year period and since inception compare with those of a broad measure of market performance, as well as an index that represents a group of similar mutual funds, over time. The performance of the other classes, which is shown in the table below, will differ because the classes have different ongoing fees. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/im or by calling toll-free 1-800-548-7786.

Annual Total Returns—Calendar Years

High Quarter	03/31/19	0.76%
Low Quarter	06/30/17	0.27%

Average Annual Total Returns (for the calendar periods ended December 31, 2019)
Average Annual Total Returns - (Ultra-Short Income Portfolio) -		Past One Year	Since Inception		Inception Date
Institutional Class		2.54%	1.72%		Apr. 28, 2016
Institutional Class | Return After Taxes on Distributions	[1]	1.54%	1.02%		Apr. 28, 2016
Institutional Class | Return After Taxes on Distributions and Sale of Fund Shares		1.50%	1.01%		Apr. 28, 2016
Class A		2.34%	1.51%		Apr. 28, 2016
Class IR		2.59%	1.77%		Apr. 28, 2016
ICE BofA 3-Month U.S. Treasury Bill Index (reflects no deductions for fees, expenses or taxes)	[2]	2.28%	1.42%	[3]
Lipper Ultra Short Obligations Funds Index (reflects no deduction for taxes)	[4]	2.96%	1.92%	[3]
[1]	These returns do not reflect any tax consequences from a sale of your shares at the end of each period.
[2]	The ICE BofA (Intercontinental Exchange Bank of America) 3-Month U.S. Treasury Bill Index tracks the performance of U.S. Treasury bills with a remaining maturity of three months. It is not possible to invest directly in an index.
[3]	Since Inception reflects the inception date of the Fund.
[4]	The Lipper Ultra Short Obligations Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Ultra Short Obligations Funds classification. There are currently 30 funds represented in this index.

The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. After-tax returns for the Fund's other classes will vary from Institutional Class shares' returns. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to foreign tax credits and/or an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods, as applicable.

(MSIFT Ultra-Short Portfolios) | (Ultra-Short Municipal Income Portfolio)
Investment Objective
The Ultra-Short Municipal Income Portfolio (the "Fund") seeks current income exempt from federal income tax and capital preservation while maintaining liquidity.
Fees and Expenses
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For purchases of Class A shares, you may qualify for a sales charge discount if the cumulative net asset value per share ("NAV") of Class A shares of the Fund being purchased in a single transaction, together with the NAV of any Class A shares of the Fund already held in Related Accounts (as defined in the section of the Prospectus entitled "Shareholder Information—Sales Charges Applicable to Purchases of Class A Shares") as of the date of the transaction as well as Class A shares of Morgan Stanley Institutional Fund Trust Short Duration Income or Ultra-Short Income Portfolios already held in Related Accounts as of the date of the transaction, amounts to $250,000 or more. More information about this combined purchase discount and other discounts is available from your financial intermediary, on page 24 of the Prospectus in the section entitled "Shareholder Information—Sales Charges Applicable to Purchases of Class A Shares" and in Appendix A attached to the Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - - (Ultra-Short Municipal Income Portfolio)	Class IR	Institutional Class	Class A
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none	none	0.50%
Maximum deferred sales charge (load) (as a percentage based on the lesser of the offering price or NAV at redemption)	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - - (Ultra-Short Municipal Income Portfolio)		Class IR	Institutional Class	Class A
Advisory Fee		0.20%	0.20%	0.20%
Shareholder Service or 12b-1 Fee		none	0.10%	0.20%
Other Expenses		0.32%	0.32%	0.32%
Total Annual Fund Operating Expenses	[1]	0.52%	0.62%	0.72%
Fee Waiver and/or Expense Reimbursement	[1]	0.27%	0.27%	0.27%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	0.25%	0.35%	0.45%
[1]	The Fund's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.25% for Class IR, 0.35% for Institutional Class and 0.45% for Class A. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Board of Trustees of Morgan Stanley Institutional Fund Trust (the "Trust") acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

Example
The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year and that the Fund's operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If You SOLD Your Shares
Expense Example - (Ultra-Short Municipal Income Portfolio) - - USD ($)	1 Year	3 Years	5 Years	10 Years
Class IR	26	139	264	627
Institutional Class	36	171	319	749
Class A	96	252	422	915

If You HELD Your Shares
Expense Example, No Redemption - (Ultra-Short Municipal Income Portfolio) - - USD ($)	1 Year	3 Years	5 Years	10 Years
Class IR	26	139	264	627
Institutional Class	36	171	319	749
Class A	96	252	422	915

Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 0% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in municipal securities, the income from which is exempt from federal income tax. This policy is fundamental and may not be changed without shareholder approval. The Fund may also invest in variable and floating rate demand instruments and tender option bonds.
The Fund may invest up to 100% of its assets in municipal securities, the interest on which may be subject to the federal alternative minimum tax for individuals. In addition, the Fund may invest up to 20% of its assets in securities subject to federal income tax.
Securities purchased by the Fund (or the issuers of such securities) will carry a rating in the highest two rating categories, A-2, P-2 or F2 or better by S&P Global Ratings Group, a division of S&P Global Inc. ("S&P"), Moody's Investors Service, Inc. ("Moody's") or Fitch Ratings, Inc. ("Fitch"), respectively, or the equivalent by another nationally recognized statistical rating organization ("NRSRO"), or if unrated, considered by the Adviser to be of equivalent quality. The Fund may invest up to 5% of its assets, determined at the time of investment, in securities (or the issuers of such securities) rated A-2, P-2 or F2 by S&P, Moody's or Fitch, respectively, and up to 5% of its assets in unrated securities. In the case of a security that is rated differently by these three rating agencies, where two rating agencies rate the security in the highest rating category and the third rating agency rates the security in the second highest rating category, the security will be treated as rated in the highest rating category. In the case of a security that is differently rated by only two of these rating agencies, the security will be treated as rated in the lower rating category.
Under normal circumstances, the Fund intends to maintain a maximum weighted average maturity of 90 days and a maximum weighted average life of 180 days. In addition, the Fund may only purchase securities with a maximum final maturity of two years.
The Fund is not a money market fund and does not seek to maintain a stable NAV.
The Adviser follows a multi-pronged investment process with respect to credit risk, interest rate risk and liquidity. Securities are reviewed on an ongoing basis to maintain or improve creditworthiness taking into consideration factors such as cash flow, asset quality, debt service coverage ratios and economic developments. Additionally, exposure to guarantors and liquidity providers is monitored separately as are the various diversification requirements. The Adviser manages the Fund's assets in an attempt to reduce credit and interest rate risks.

Principal Risks
There is no assurance that the Fund will achieve its investment objective, and you can lose money investing in this Fund. The principal risks of investing in the Fund include:
  Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer's inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). The Fund may face a heightened level of interest rate risk in times of monetary policy change and uncertainty, such as when the Federal Reserve Board ends a quantitative easing program and/or raises rates. A rising interest rate environment increases certain risks, including the potential for periods of volatility, increased redemptions and extended durations (i.e., extension risk).
  Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. The Fund may face a heightened level of interest rate risk in times of monetary policy change and uncertainty, such as when the Federal Reserve Board ends a quantitative easing program and/or raises rates.
  U.S. Government Securities. The U.S. government securities in which the Fund invests can be subject to two types of risk: credit risk and interest rate risk. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. While the credit risk associated with U.S. government securities generally is considered to be minimal, the interest rate risk can be substantial. With respect to U.S. government securities that are not backed by the full faith and credit of the United States, there is the risk that the U.S. Government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.
  Municipal Obligations. To the extent the Fund invests in municipal obligations issued by state and local governments and their agencies, the Fund may be susceptible to political, economic, regulatory or other factors affecting issuers of these municipal obligations. To the extent that the Fund invests in municipal obligations of issuers in the same economic sector, it could be more sensitive to economic, business or political developments that affect such sector.
  Tender Option Bonds. The risks of tender option bonds include the risk that the owner of such instrument may not be considered the owner for federal income tax purposes and thus will not be entitled to treat such interest as exempt from federal income tax. Additionally, the occurrence of certain defaults or a credit rating downgrade on the underlying security may impair the ability to tender the bond back to the third-party provider of the demand option, thus causing the bond to become illiquid.
  Taxability Risk. Changes in tax laws or adverse determinations by the Internal Revenue Service ("IRS") may make the income from some municipal obligations taxable.
  Liquidity. The Fund may make investments that are illiquid or restricted or that may become less liquid in response to overall economic conditions or adverse investor perceptions, and which may entail greater risk than investments in other types of securities. These investments may be more difficult to value or sell, particularly in times of market turmoil, and there may be little trading in the secondary market available for particular securities. Liquidity risk may be magnified in a rising interest rate environment or in other circumstances where investor redemptions from fixed-income mutual funds may be higher than normal. If the Fund is forced to sell an illiquid or restricted security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss or for less than its fair value.
Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information
The bar chart and table below provide some indication of the risks of investing in the Fund by showing the Fund's Institutional Class shares' performance for one year and by showing how the Fund's average annual returns for the past one year period and since inception compare with those of a broad measure of market performance, as well as an index that represents a group of similar mutual funds, over time. The performance of the other classes, which is shown in the table below, will differ because the classes have different ongoing fees. The Fund's returns in the table include the maximum applicable sales charge for Class A and assume you sold your shares at the end of each period (unless otherwise noted). The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/im or by calling toll-free 1-800-548-7786.

Annual Total Returns—Calendar Years

High Quarter	12/31/19	0.40%
Low Quarter	09/30/19	0.33%

Average Annual Total Returns (for the calendar periods ended December 31, 2019)
Average Annual Total Returns - (Ultra-Short Municipal Income Portfolio) -		Past One Year	Since Inception		Inception Date
Institutional Class		1.47%	1.47%		Dec. 19, 2018
Institutional Class | Return After Taxes on Distributions	[1]	0.91%	0.91%		Dec. 19, 2018
Institutional Class | Return After Taxes on Distributions and Sale of Fund Shares		0.87%	0.88%		Dec. 19, 2018
Class A		0.76%	0.78%		Dec. 19, 2018
Class IR		1.47%	1.47%		Dec. 19, 2018
Bloomberg BVAL Municipal AAA Yield Curve (Callable) 3-Month Index (reflects no deductions for fees, expenses or taxes)	[2]	1.23%	1.25%	[3]
Lipper Short Municipal Debt Funds Index (reflects no deduction for taxes)	[4]	2.59%	2.60%	[3]
[1]	These returns do not reflect any tax consequences from a sale of your shares at the end of each period.
[2]	Bloomberg BVAL Municipal AAA Yield Curve (Callable) 3 Month Index is Bloomberg's evaluated pricing service, BVAL, provides a municipal "AAA" 5% coupon benchmark yield curve that is the baseline curve for BVAL tax-exempt municipals. It is populated with high quality U.S. municipal bonds with an average rating of "AAA" from Moody's and S&P. The yield curve is built using a non-parametric fit of market data obtained from the Municipal Securities Rulemaking Board, new issues and other proprietary contributed prices. The benchmark is updated hourly and utilizes eligible "AAA" traded observations throughout the day and accessible on through Bloomberg services. It is not possible to invest directly in an index.
[3]	Since Inception reflects the inception date of the Fund.
[4]	The Lipper Short Municipal Debt Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Short Municipal Debt Funds classification. There are currently 30 funds represented in this index.

The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. After-tax returns for the Fund's other classes will vary from Institutional Class shares' returns. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to foreign tax credits and/or an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods, as applicable.